Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Trade Receivables, Net Disclosure [Abstract]
Trade receivables, net

16. Trade receivables, net

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Trade receivables
Receivables from third-party customers	76,260	116,776
Allowance for ECLs	(66,981)	(5,672)
Total trade receivables	9,279	111,104

Trade receivables are non-interest bearing and are generally on terms of 7 to 365 days.

The movements in allowance for ECLs are as follows:

	2022	2021
	RMB’000	RMB’000
At the beginning of the year	(5,672)	(10,818)
Impairment losses, net	(99,595)	(18,653)
Amount written off as uncollectible	38,286	23,799
At the end of the year	(66,981)	(5,672)